Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of the SEC’s Regulation
S-K,
we are providing the following information about the relationship between our NEOs’ compensation and certain measures of our financial performance. Further information about our pay-for-performance
philosophy and how we align executive compensation with our performance is contained in the discussion under the heading “COMPENSATION DISCUSSION AND ANALYSIS.”
P
AY
V
ERSUS
P
ERFORMANCE

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (7) ( in millions )
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

2024	$11,006,328	$10,859,081	$5,619,981	$5,608,215	$400	$133	$2,778

2023	9,961,303	9,565,064	5,201,280	5,033,984	268	97	11,466

2022	8,031,975	8,086,666	6,460,948	5,993,030	144	98	1,098

2021	5,629,478	5,623,548	2,868,125	2,889,582	157	124	547

2020	4,436,450	3,904,039	2,397,694	2,110,228	108	90	492
(1)
For each year, reflects the total compensation amount reported for our Chief Executive Officer (our “PEO”), Frank B. Holding, Jr., in the “Total” column of our Summary Compensation Table that appears under the heading “EXECUTIVE COMPENSATION” in our proxy statement for that year.

(2)
For each year, reflects the amount of “Compensation Actually Paid” to our Chief Executive Officer, Frank B. Holding, Jr., as computed in accordance with Item 402(v) of Regulation
S-K.
“Compensation Actually Paid” is calculated solely for purposes of required disclosures under Item 402(v) and does not reflect the actual amount of compensation earned by or paid to Mr. Holding for each year. In accordance with Item 402(v), the following adjustments were made to Mr. Holding’s total compensation as presented in the Summary Compensation Table for each year to calculate “Compensation Actually Paid.” No equity awards have been granted to Mr. Holding and, as a result, the table below reflects no equity award adjustments.

Year	Reported Summary Compensation Table Total for PEO	Reported Change in Actuarial Present Value of Pension Benefits (a)	Pension Benefit Adjustments (b)	Compensation Actually Paid to PEO

2024	$11,006,328	$(191,869)	$44,622	$10,859,081

2023	9,961,303	(429,578)	33,339	9,565,064

2022	8,031,975	-0-	54,691	8,086,666

2021	5,629,478	(60,063)	54,133	5,623,548

2020	4,436,450	(581,100)	48,690	3,904,039
(a)
Reflects subtraction of the net aggregate change in the actuarial present value of Mr. Holding’s accumulated benefits under all defined benefit and actuarial pension plans as reported for him in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each year. For 2022, the amount of the net change was a negative amount and, in accordance with the SEC’s disclosure rules, is shown as
$-0-.

(b)
Reflects addition of annual “service cost,” which is the actuarially determined present value of Mr. Holding’s benefit under FCB’s defined benefit pension plan attributable to services he rendered during each year. There were no amendments to defined benefit or actuarial plans during 2024, 2023, 2022, 2021, or 2020 that resulted in service costs for prior years.

(3)
For each year, reflects the average of the total compensation amounts reported for our other NEOs as a group (excluding Mr. Holding) in the “Total” column of the Summary Compensation Table in our proxy statement for that year. Our other NEOs included for purposes of calculating the average amount for each of 2024, 2023, 2022, 2021, and 2020 are: Craig L. Nix, Hope H. Bryant, and Peter M. Bristow. In addition, our other NEOs included Lorie K. Rupp for 2024, 2023, and 2021, Ellen R. Alemany for 2022, and Jeffery L. Ward for 2020. The average total compensation of our other NEOs for 2022 was higher than in 2024, 2023, 2021, and 2020 primarily as a result of the compensation paid to Mrs. Alemany for 2022, following the CIT Merger, under the terms of her employment agreement, and the Restricted Stock Units (“RSUs”) deemed to have been granted to her during 2022 upon the conversion into RSUs covering our Class A Common of equity awards previously granted to her by CIT.

(4)
For each year, reflects the average of the amounts of “Compensation Actually Paid” to the other NEOs as a group (excluding Mr. Holding), as computed in accordance with Item 402(v) of Regulation
S-K.
The names of each of the other NEOs included for purposes of calculating the average amount for each of 2024, 2023, 2022, 2021, and 2020 are: Craig L. Nix, Hope H. Bryant, and Peter M. Bristow. In addition, our other NEOs included Lorie K. Rupp for 2024, 2023, and 2021, Ellen R. Alemany for 2022, and Jeffery L. Ward for 2020. “Compensation Actually Paid” is calculated using the same methodology described in Footnote 2. The average “Compensation Actually Paid” to our other NEOs for 2022 was higher than in 2024, 2023, 2021 and 2020, primarily as a result of the compensation paid to Mrs. Alemany for 2022 as described in Footnote 3 above. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation of the other NEOs as a group for each year to determine the “Compensation Actually Paid.”

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Reported Change in Actuarial Present Value of Pension Benefits (c)	Average Pension Benefit Adjustments (d)	Average Compensation Actually Paid to Non-PEO NEOs

2024	$5,619,981	$-0-	$-0-	$(47,508)	$35,742	$5,608,215

2023	5,201,280	-0-	-0-	(197,578)	30,283	5,033,984

2022	6,460,948	(659,436)	148,923	-0-	42,596	5,993,030

2021	2,868,125	-0-	-0-	(21,516)	42,973	2,889,582

2020	2,397,694	-0-	-0-	(323,938)	36,472	2,110,228
(a)
For 2022, reflects subtraction of the average for our other NEOs as a group (excluding Mr. Holding) of the fair value, computed in accordance with the Financial Accounting Standards Board’s Accounting Standards Codification Topic 718, of equity awards granted during that year. The RSUs deemed to have been granted to Mrs. Alemany during 2022 upon conversion of an equity award previously granted to her by CIT is the only equity award that is deemed to have been granted to any of our NEOs during 2024, 2023, 2022, 2021, or 2020.

(b)
Reflects the addition of a net average amount of equity award adjustments for 2022, which was the only year in which equity awards were outstanding. The amounts added in calculating the total average equity award adjustments for 2022 are listed in the following table. As described in footnotes to the table, Mrs. Alemany is the only NEO who held any equity awards during any year shown in the table. Amounts listed are averages for our four NEOs as a group, excluding Mr. Holding, based on equity awards held only by Mrs. Alemany.

Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in 2022 (A)	Average Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Year (B)	Average Change in Fair Value as of End of the Year in Outstanding Equity Awards Granted in Prior Year (C)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (D)	Total Average Equity Award Adjustments

2022	$581,662	$(84,710)	$(348,030)	$-0-	$148,923
(A)
Reflects the average for our NEOs as a group (excluding Mr. Holding) based on the fair value as of its vesting date of one equity award previously granted by CIT to Mrs. Alemany which was modified when it was converted into RSUs covering shares of our Class A Common upon consummation of the CIT Merger. As a result of the modification, that award is deemed to have been granted by us during 2022.

(B)
Reflects subtraction of an average for our NEOs as a group (excluding Mr. Holding) based on the change (which was a decrease) in the fair value between consummation of the CIT Merger on January 3, 2022, and the partial vesting dates during 2022 of three equity awards previously granted by CIT to Mrs. Alemany which were converted into RSUs covering shares of our Class A Common upon consummation of the CIT Merger. The converted CIT equity awards were granted by CIT in prior years, and the RSUs into which they were converted are not considered to have been granted by us during 2022 because the terms of the awards were not modified.

(C)
Reflects subtraction of an average for our NEOs as a group (excluding Mr. Holding) based on the change (which was a decrease) in the fair value between consummation of the CIT Merger on January 3, 2022, and December 31, 2022, of the unvested portion of four equity awards previously granted by CIT to Mrs. Alemany which were converted into RSUs covering shares of our Class A Common upon consummation of the merger. The converted CIT equity awards were granted by CIT in prior years and the RSUs into which they were converted are not considered to have been granted by us during 2022 because the terms of the awards were not modified.

(D)
All dividends accrued on unvested shares covered by Mrs. Alemany’s RSUs during 2022 were included in total compensation in the 2022 Summary Compensation Table. As a result, no separate adjustment for them is made in the determination of average “Compensation Actually Paid” to the other NEOs.

(c)
Reflects subtraction of the average net aggregate change in the actuarial present value of the accumulated benefits of the other NEOs as a group (excluding Mr. Holding) under all defined benefit and actuarial pension plans as reported for them in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year. For 2022, the average net amount of the change was a negative amount and, in accordance with the SEC’s disclosure rules, is shown as
$-0-.

(d)
Reflects addition of the average annual “service cost,” which is the average of the actuarially determined present values of the benefits of the other NEOs as a group (excluding Mr. Holding) under defined benefit plans attributable to services they rendered during each applicable year. There were no amendments to defined benefit or actuarial plans during 2024, 2023, 2022, 2021, or 2020 that resulted in service costs for prior years.

(5)
“Total Shareholder Return” (“Company TSR”) represents our cumulative total stockholder return during each measurement period and is calculated by dividing the sum of (i) the difference between the share price of our Class A Common at the end and the beginning of the measurement period, plus (ii) the cumulative amount of dividends paid on our Class A Common for the measurement period, assuming dividend reinvestment, by the share price of our Class A Common at the beginning of the measurement period. Each amount assumes that $100 was invested in our Class A Common on December 31, 2019, and dividends were reinvested for additional shares.

(6)
“Peer Group Total Shareholder Return” (“Peer Group TSR”) represents the cumulative total stockholder return during each measurement period for the KBW Nasdaq Bank Total Return Index, which includes banking stocks representing large U.S. national money centers, regional banks and thrift institutions. Each amount assumes that $100 was invested on December 31, 2019, and dividends were reinvested for additional shares.

(7)	Reflects the dollar amount of net income reported in our audited consolidated financial statements for the applicable year.

Named Executive Officers, Footnote	For each year, reflects the average of the total compensation amounts reported for our other NEOs as a group (excluding Mr. Holding) in the “Total” column of the Summary Compensation Table in our proxy statement for that year. Our other NEOs included for purposes of calculating the average amount for each of 2024, 2023, 2022, 2021, and 2020 are: Craig L. Nix, Hope H. Bryant, and Peter M. Bristow. In addition, our other NEOs included Lorie K. Rupp for 2024, 2023, and 2021, Ellen R. Alemany for 2022, and Jeffery L. Ward for 2020. The average total compensation of our other NEOs for 2022 was higher than in 2024, 2023, 2021, and 2020 primarily as a result of the compensation paid to Mrs. Alemany for 2022, following the CIT Merger, under the terms of her employment agreement, and the Restricted Stock Units (“RSUs”) deemed to have been granted to her during 2022 upon the conversion into RSUs covering our Class A Common of equity awards previously granted to her by CIT.
Peer Group Issuers, Footnote	“Peer Group Total Shareholder Return” (“Peer Group TSR”) represents the cumulative total stockholder return during each measurement period for the KBW Nasdaq Bank Total Return Index, which includes banking stocks representing large U.S. national money centers, regional banks and thrift institutions. Each amount assumes that $100 was invested on December 31, 2019, and dividends were reinvested for additional shares.
PEO Total Compensation Amount	$ 11,006,328	$ 9,961,303	$ 8,031,975	$ 5,629,478	$ 4,436,450
PEO Actually Paid Compensation Amount	$ 10,859,081	9,565,064	8,086,666	5,623,548	3,904,039
Adjustment To PEO Compensation, Footnote
(2)
For each year, reflects the amount of “Compensation Actually Paid” to our Chief Executive Officer, Frank B. Holding, Jr., as computed in accordance with Item 402(v) of Regulation
S-K.
“Compensation Actually Paid” is calculated solely for purposes of required disclosures under Item 402(v) and does not reflect the actual amount of compensation earned by or paid to Mr. Holding for each year. In accordance with Item 402(v), the following adjustments were made to Mr. Holding’s total compensation as presented in the Summary Compensation Table for each year to calculate “Compensation Actually Paid.” No equity awards have been granted to Mr. Holding and, as a result, the table below reflects no equity award adjustments.

Year	Reported Summary Compensation Table Total for PEO	Reported Change in Actuarial Present Value of Pension Benefits (a)	Pension Benefit Adjustments (b)	Compensation Actually Paid to PEO

2024	$11,006,328	$(191,869)	$44,622	$10,859,081

2023	9,961,303	(429,578)	33,339	9,565,064

2022	8,031,975	-0-	54,691	8,086,666

2021	5,629,478	(60,063)	54,133	5,623,548

2020	4,436,450	(581,100)	48,690	3,904,039
(a)
Reflects subtraction of the net aggregate change in the actuarial present value of Mr. Holding’s accumulated benefits under all defined benefit and actuarial pension plans as reported for him in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each year. For 2022, the amount of the net change was a negative amount and, in accordance with the SEC’s disclosure rules, is shown as
$-0-.

(b)
Reflects addition of annual “service cost,” which is the actuarially determined present value of Mr. Holding’s benefit under FCB’s defined benefit pension plan attributable to services he rendered during each year. There were no amendments to defined benefit or actuarial plans during 2024, 2023, 2022, 2021, or 2020 that resulted in service costs for prior years.

Non-PEO NEO Average Total Compensation Amount	$ 5,619,981	5,201,280	6,460,948	2,868,125	2,397,694
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,608,215	5,033,984	5,993,030	2,889,582	2,110,228
Adjustment to Non-PEO NEO Compensation Footnote
(4)
For each year, reflects the average of the amounts of “Compensation Actually Paid” to the other NEOs as a group (excluding Mr. Holding), as computed in accordance with Item 402(v) of Regulation
S-K.
The names of each of the other NEOs included for purposes of calculating the average amount for each of 2024, 2023, 2022, 2021, and 2020 are: Craig L. Nix, Hope H. Bryant, and Peter M. Bristow. In addition, our other NEOs included Lorie K. Rupp for 2024, 2023, and 2021, Ellen R. Alemany for 2022, and Jeffery L. Ward for 2020. “Compensation Actually Paid” is calculated using the same methodology described in Footnote 2. The average “Compensation Actually Paid” to our other NEOs for 2022 was higher than in 2024, 2023, 2021 and 2020, primarily as a result of the compensation paid to Mrs. Alemany for 2022 as described in Footnote 3 above. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation of the other NEOs as a group for each year to determine the “Compensation Actually Paid.”

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Reported Change in Actuarial Present Value of Pension Benefits (c)	Average Pension Benefit Adjustments (d)	Average Compensation Actually Paid to Non-PEO NEOs

2024	$5,619,981	$-0-	$-0-	$(47,508)	$35,742	$5,608,215

2023	5,201,280	-0-	-0-	(197,578)	30,283	5,033,984

2022	6,460,948	(659,436)	148,923	-0-	42,596	5,993,030

2021	2,868,125	-0-	-0-	(21,516)	42,973	2,889,582

2020	2,397,694	-0-	-0-	(323,938)	36,472	2,110,228
(a)
For 2022, reflects subtraction of the average for our other NEOs as a group (excluding Mr. Holding) of the fair value, computed in accordance with the Financial Accounting Standards Board’s Accounting Standards Codification Topic 718, of equity awards granted during that year. The RSUs deemed to have been granted to Mrs. Alemany during 2022 upon conversion of an equity award previously granted to her by CIT is the only equity award that is deemed to have been granted to any of our NEOs during 2024, 2023, 2022, 2021, or 2020.

(b)
Reflects the addition of a net average amount of equity award adjustments for 2022, which was the only year in which equity awards were outstanding. The amounts added in calculating the total average equity award adjustments for 2022 are listed in the following table. As described in footnotes to the table, Mrs. Alemany is the only NEO who held any equity awards during any year shown in the table. Amounts listed are averages for our four NEOs as a group, excluding Mr. Holding, based on equity awards held only by Mrs. Alemany.

Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in 2022 (A)	Average Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Year (B)	Average Change in Fair Value as of End of the Year in Outstanding Equity Awards Granted in Prior Year (C)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (D)	Total Average Equity Award Adjustments

2022	$581,662	$(84,710)	$(348,030)	$-0-	$148,923
(A)
Reflects the average for our NEOs as a group (excluding Mr. Holding) based on the fair value as of its vesting date of one equity award previously granted by CIT to Mrs. Alemany which was modified when it was converted into RSUs covering shares of our Class A Common upon consummation of the CIT Merger. As a result of the modification, that award is deemed to have been granted by us during 2022.

(B)
Reflects subtraction of an average for our NEOs as a group (excluding Mr. Holding) based on the change (which was a decrease) in the fair value between consummation of the CIT Merger on January 3, 2022, and the partial vesting dates during 2022 of three equity awards previously granted by CIT to Mrs. Alemany which were converted into RSUs covering shares of our Class A Common upon consummation of the CIT Merger. The converted CIT equity awards were granted by CIT in prior years, and the RSUs into which they were converted are not considered to have been granted by us during 2022 because the terms of the awards were not modified.

(C)
Reflects subtraction of an average for our NEOs as a group (excluding Mr. Holding) based on the change (which was a decrease) in the fair value between consummation of the CIT Merger on January 3, 2022, and December 31, 2022, of the unvested portion of four equity awards previously granted by CIT to Mrs. Alemany which were converted into RSUs covering shares of our Class A Common upon consummation of the merger. The converted CIT equity awards were granted by CIT in prior years and the RSUs into which they were converted are not considered to have been granted by us during 2022 because the terms of the awards were not modified.

(D)
All dividends accrued on unvested shares covered by Mrs. Alemany’s RSUs during 2022 were included in total compensation in the 2022 Summary Compensation Table. As a result, no separate adjustment for them is made in the determination of average “Compensation Actually Paid” to the other NEOs.

(c)
Reflects subtraction of the average net aggregate change in the actuarial present value of the accumulated benefits of the other NEOs as a group (excluding Mr. Holding) under all defined benefit and actuarial pension plans as reported for them in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year. For 2022, the average net amount of the change was a negative amount and, in accordance with the SEC’s disclosure rules, is shown as
$-0-.

(d)
Reflects addition of the average annual “service cost,” which is the average of the actuarially determined present values of the benefits of the other NEOs as a group (excluding Mr. Holding) under defined benefit plans attributable to services they rendered during each applicable year. There were no amendments to defined benefit or actuarial plans during 2024, 2023, 2022, 2021, or 2020 that resulted in service costs for prior years.

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares, for each of 2024, 2023, 2022, 2021, and 2020, the “Compensation Actually Paid” to our Chief Executive Officer, and the average “Compensation Actually Paid” to our other NEOs, for each of those years to the Company TSR and Peer Group TSR over those years. As illustrated by the graph, the amount of “Compensation Actually Paid” to Mr. Holding and the average amount of “Compensation Actually Paid” to our other NEOs as a group (excluding Mr. Holding) for each year are generally aligned with our Company TSR over the five years presented in the graph, and our Company TSR compares favorably to the Peer Group TSR over that period. However, both our Company TSR and the Peer Group TSR for 2022 were negatively affected by the general market decline in stock prices during 2022.
COMPENSATION ACTUALLY PAID (CAP) VS. COMPANY TSR AND PEER GROUP TSR

Compensation Actually Paid vs. Net Income
The following graph compares, for each of 2024, 2023, 2022, 2021, and 2020, the “Compensation Actually Paid” to our Chief Executive Officer, and the average “Compensation Actually Paid” to our other NEOs, for each of those years to our net income as reported in our audited financial statements for each year. While net income is one of the measures included in our “Financial True North” metrics, we do not use it alone as a performance measure in the overall executive compensation program. However, net income is a substantial component of annual increases in tangible book value and, accordingly, it is a factor in our TBV+D Growth Rate. Net income has increased during the four years covered by the graph, and it increased significantly for 2023 due primarily to the nonrecurring impact of the SVB Acquisition effective on March 27, 2023. For 2024, the year following recognition of the impact of the SVB Acquisition, net income returned to a more normal level but, at $2.8 billion, represented a significant increase over net income of $1.1 billion for 2022, the year before the SVB Acquisition. As illustrated by the graph, the amount of “Compensation Actually Paid” to Mr. Holding and the average amount of “Compensation Actually Paid” to our other NEOs as a group (excluding Mr. Holding) for each year are generally aligned with increases in our net income over the four years presented in the graph.
COMPENSATION ACTUALLY PAID (CAP) VS. NET INCOME

Total Shareholder Return Vs Peer Group
The following graph compares, for each of 2024, 2023, 2022, 2021, and 2020, the “Compensation Actually Paid” to our Chief Executive Officer, and the average “Compensation Actually Paid” to our other NEOs, for each of those years to the Company TSR and Peer Group TSR over those years. As illustrated by the graph, the amount of “Compensation Actually Paid” to Mr. Holding and the average amount of “Compensation Actually Paid” to our other NEOs as a group (excluding Mr. Holding) for each year are generally aligned with our Company TSR over the five years presented in the graph, and our Company TSR compares favorably to the Peer Group TSR over that period. However, both our Company TSR and the Peer Group TSR for 2022 were negatively affected by the general market decline in stock prices during 2022.
COMPENSATION ACTUALLY PAID (CAP) VS. COMPANY TSR AND PEER GROUP TSR

Total Shareholder Return Amount	$ 400	268	144	157	108
Peer Group Total Shareholder Return Amount	133	97	98	124	90
Net Income (Loss)	$ 2,778,000,000	11,466,000,000	1,098,000,000	547,000,000	492,000,000
PEO Name	Frank B. Holding, Jr.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (191,869)	(429,578)	0	(60,063)	(581,100)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,622	33,339	54,691	54,133	48,690
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,508)	(197,578)	0	(21,516)	(323,938)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,742	30,283	42,596	42,973	36,472
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(659,436)	0	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	148,923	$ 0	$ 0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(348,030)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			581,662
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(84,710)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0